Expense Example - Goldman Sachs Securitized Income ETF - Goldman Sachs Securitized Income ETF	Oct. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128